Dividend - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Mar. 03, 2010 USD ($)	Mar. 03, 2010 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 27, 2012 Special Dividend CNY	Apr. 27, 2012 Special Dividend USD ($)	Apr. 27, 2012 Special Dividend CNY	Jan. 18, 2011 Special Dividend USD ($)	Jan. 18, 2011 Special Dividend CNY	Aug. 24, 2009 Special Dividend USD ($)	Aug. 24, 2009 Special Dividend CNY
Dividends Payable [Line Items]
Cash dividend per share declared	$ 0.140						$ 0.3		$ 0.150		$ 0.75
Cash dividend to common stock	$ 29,491	201,301	378,472	205,172	201,301		$ 59,986	378,472	$ 31,168	205,172	$ 157,164	1,073,557
Dividend declared, record date	Apr. 02, 2010	Apr. 02, 2010					Apr. 26, 2012	Apr. 26, 2012	Jan. 31, 2011	Jan. 31, 2011	Sep. 25, 2009	Sep. 25, 2009
Dividend paid out of additional paid in capital	$ 12,621					378,472	$ 59,986		$ 31,168		$ 152,027